Average Annual Total Returns - FidelitySeriesTreasuryBillIndexFund-PRO - FidelitySeriesTreasuryBillIndexFund-PRO - Fidelity Series Treasury Bill Index Fund	Jun. 29, 2023
Fidelity Series Treasury Bill Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.32%
Since Inception	1.24%
Fidelity Series Treasury Bill Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.58%
Since Inception	0.69%	[1]
Fidelity Series Treasury Bill Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.78%
Since Inception	0.71%	[1]
LB151
Average Annual Return:
Past 1 year	1.31%
Since Inception	1.25%	[1]

[1]	A From August 17, 2018